UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)

Acclivity Small Cap Value Fund

Class I (AXVIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$35,119,389
Number of Portfolio Holdings	487
Advisory Fee (net of waivers)	$0
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	20.7%
Common Stocks	78.1%
Money Market Funds	1.2%
Right	0.0%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-26.5%
Real Estate	0.8%
Communications	2.4%
Materials	5.4%
Consumer Staples	5.4%
Energy	7.1%
Technology	8.1%
Health Care	8.5%
Industrials	16.7%
Consumer Discretionary	17.3%
Financials	27.1%
Money Market Funds	27.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	26.2%
First American Treasury Obligations Fund, Class X	1.5%
Brighthouse Financial, Inc.	1.2%
Western Alliance Bancorp	1.1%
Crescent Energy Company, Class A	1.0%
Coca-Cola Consolidated, Inc.	1.0%
Lincoln National Corporation	0.9%
DaVita, Inc.	0.8%
Valmont Industries, Inc.	0.8%
Regal Rexnord Corporation	0.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus, at https://www.innealtafunds.com/#front-page-3 or upon request at 855-USE-ETFS.

Effective May 1, 2026, the Fund's Class I expense limitation was increased from 0.48% of the Fund's average daily net assets to 0.58% of the Fund's average daily net assets.

Acclivity Small Cap Value Fund - Class I (AXVIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-AXVIX

Acclivity Small Cap Value Fund

Class N (AXVNX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$42	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$35,119,389
Number of Portfolio Holdings	487
Advisory Fee (net of waivers)	$0
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	20.7%
Common Stocks	78.1%
Money Market Funds	1.2%
Right	0.0%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-26.5%
Real Estate	0.8%
Communications	2.4%
Materials	5.4%
Consumer Staples	5.4%
Energy	7.1%
Technology	8.1%
Health Care	8.5%
Industrials	16.7%
Consumer Discretionary	17.3%
Financials	27.1%
Money Market Funds	27.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	26.2%
First American Treasury Obligations Fund, Class X	1.5%
Brighthouse Financial, Inc.	1.2%
Western Alliance Bancorp	1.1%
Crescent Energy Company, Class A	1.0%
Coca-Cola Consolidated, Inc.	1.0%
Lincoln National Corporation	0.9%
DaVita, Inc.	0.8%
Valmont Industries, Inc.	0.8%
Regal Rexnord Corporation	0.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus, at https://www.innealtafunds.com/#front-page-3 or upon request at 855-USE-ETFS.

Effective May 1, 2026, the Fund's Class N expense limitation was increased from 0.73% of the Fund's average daily net assets to 0.83% of the Fund's average daily net assets.

Acclivity Small Cap Value Fund - Class N (AXVNX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-AXVNX

Dynamic International Opportunity Fund

Class I (ICCIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$62,904,996
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$244,634
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.0%
Exchange-Traded Funds	72.7%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.0%
Money Market Funds	35.3%
Equity	93.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.7%
Franklin FTSE Japan ETF	12.0%
Franklin FTSE Taiwan ETF	10.9%
iShares MSCI South Korea ETF	7.7%
Franklin FTSE Canada ETF	6.1%
Franklin FTSE United Kingdom ETF	5.7%
First American Treasury Obligations Fund, Class X	5.5%
Franklin FTSE Germany ETF	4.3%
Franklin FTSE China ETF	4.0%
iShares MSCI Brazil ETF	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus, at https://www.innealtafunds.com/#front-page-3 or upon request at 855-USE-ETFS.

Effective May 1, 2026, the Fund's Class I expense limitation was increased from 1.24% of the Fund's average daily net assets to 1.39% of the Fund's average daily net assets.

Dynamic International Opportunity Fund - Class I (ICCIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-ICCIX

Dynamic International Opportunity Fund

Class N (ICCNX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$82	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$62,904,996
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$244,634
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.0%
Exchange-Traded Funds	72.7%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.0%
Money Market Funds	35.3%
Equity	93.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.7%
Franklin FTSE Japan ETF	12.0%
Franklin FTSE Taiwan ETF	10.9%
iShares MSCI South Korea ETF	7.7%
Franklin FTSE Canada ETF	6.1%
Franklin FTSE United Kingdom ETF	5.7%
First American Treasury Obligations Fund, Class X	5.5%
Franklin FTSE Germany ETF	4.3%
Franklin FTSE China ETF	4.0%
iShares MSCI Brazil ETF	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus, at https://www.innealtafunds.com/#front-page-3 or upon request at 855-USE-ETFS.

Effective May 1, 2026, the Fund's Class N expense limitation was increased from 1.49% of the Fund's average daily net assets to 1.64% of the Fund's average daily net assets.

Dynamic International Opportunity Fund - Class N (ICCNX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-ICCNX

Dynamic U.S. Opportunity Fund

Class I (ICSIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$91,723,301
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$415,593
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	70.1%
Money Market Funds	8.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-40.3%
Fixed Income	12.4%
Money Market Funds	41.9%
Equity	86.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	30.1%
State Street Communication Services Select Sector SPDR ETF	17.3%
State Street Technology Select Sector SPDR ETF	14.7%
First American Treasury Obligations Fund, Class X	11.9%
State Street Industrial Select Sector SPDR ETF	11.4%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	9.8%
State Street Financial Select Sector SPDR ETF	9.5%
State Street Utilities Select Sector SPDR ETF	5.2%
State Street Consumer Discretionary Select Sector SPDR ETF	5.2%
State Street Health Care Select Sector SPDR ETF	4.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus, at https://www.innealtafunds.com/#front-page-3 or upon request at 855-USE-ETFS.

Effective May 1, 2026, the Fund's Class I expense limitation was increased from 1.24% of the Fund's average daily net assets to 1.39% of the Fund's average daily net assets.

Dynamic U.S. Opportunity Fund - Class I (ICSIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-ICSIX

Dynamic U.S. Opportunity Fund

Class N (ICSNX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$79	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$91,723,301
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$415,593
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	70.1%
Money Market Funds	8.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-40.3%
Fixed Income	12.4%
Money Market Funds	41.9%
Equity	86.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	30.1%
State Street Communication Services Select Sector SPDR ETF	17.3%
State Street Technology Select Sector SPDR ETF	14.7%
First American Treasury Obligations Fund, Class X	11.9%
State Street Industrial Select Sector SPDR ETF	11.4%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	9.8%
State Street Financial Select Sector SPDR ETF	9.5%
State Street Utilities Select Sector SPDR ETF	5.2%
State Street Consumer Discretionary Select Sector SPDR ETF	5.2%
State Street Health Care Select Sector SPDR ETF	4.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus, at https://www.innealtafunds.com/#front-page-3 or upon request at 855-USE-ETFS.

Effective May 1, 2026, the Fund's Class N expense limitation was increased from 1.49% of the Fund's average daily net assets to 1.64% of the Fund's average daily net assets.

Dynamic U.S. Opportunity Fund - Class N (ICSNX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-ICSNX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Acclivity Small Cap Value Fund
Dynamic International Opportunity Fund
Dynamic U.S. Opportunity Fund

Semi-Annual Financial Statements and Additional Information
June 30, 2026

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8%
	AEROSPACE & DEFENSE - 0.1%
94	Huntington Ingalls Industries, Inc.	$26,310
108	Mercury Systems, Inc.(a),(b)	13,212
		39,522
	APPAREL & TEXTILE PRODUCTS - 0.4%
1,066	Movado Group, Inc.	41,904
920	PVH Corporation	68,319
149	Tandy Leather Factory, Inc.	347
784	Weyco Group, Inc.	30,835
		141,405
	ASSET MANAGEMENT - 1.5%
111	Affiliated Managers Group, Inc.	37,562
3,116	Cannae Holdings, Inc.	44,870
1,928	Compass Diversified Holdings(a)	20,553
1,097	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	42,838
2,186	Janus Henderson Group PLC	113,563
2,600	Medallion Financial Corporation	26,546
1,107	Oppenheimer Holdings, Inc., Class A	116,833
136	Virtus Investment Partners, Inc. (b)	19,516
1,099	Voya Financial, Inc.	99,492
		521,773
	AUTOMOTIVE - 2.3%
1,713	Autoliv, Inc.	198,999
2,061	BorgWarner, Inc.	136,850
4,549	Dauch Corporation(a)	24,656
514	Fox Factory Holding Corporation(a)	8,710
1,213	Gentex Corporation(b)	30,652
783	Gentherm, Inc.(a)	26,708
6,492	Goodyear Tire & Rubber Company (The)(a),(b)	42,847
1,266	Harley-Davidson, Inc. (b)	30,966
8,123	Holley, Inc.(a)	20,714
1,226	Lear Corporation	164,358
9,635	Microvast Holdings, Inc.(a)	11,273
712	Miller Industries, Inc.	36,419

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	AUTOMOTIVE - 2.3% (Continued)
876	Standard Motor Products, Inc.	$34,138
256	Visteon Corporation(b)	25,398
		792,688
	BANKING - 15.3%
386	1st Source Corporation	31,490
1,974	Ameris Bancorp	178,173
351	Axos Financial, Inc.(a),(b)	34,184
2,103	Bank OZK	109,545
1,743	BankUnited, Inc.	84,448
551	Banner Corporation(b)	36,608
512	BayCom Corporation	16,845
462	Beacon Financial Corporation	14,068
1,452	Byline Bancorp, Inc.	54,682
443	C&F Financial Corporation	35,440
621	Capital Bancorp, Inc.	21,809
688	Cathay General Bancorp(b)	42,649
649	CNB Financial Corporation	21,878
378	Colony Bankcorp, Inc.	7,594
3,361	Columbia Banking System, Inc.	107,720
627	Community Trust Bancorp, Inc. (b)	45,370
3,474	CVB Financial Corporation	78,339
166	Eagle Bancorp Montana, Inc.	3,972
1,162	Enterprise Financial Services Corporation	76,553
568	FB Financial Corporation	31,439
830	Fifth Third Bancorp	46,787
580	Financial Institutions, Inc.	22,603
862	First Bancorp(b)	55,108
3,809	First Commonwealth Financial Corporation(b)	77,437
3,409	First Financial Bancorp	115,326
563	First Financial Corporation	43,599
2,117	First Hawaiian, Inc.	62,028
8,380	First Horizon Corporation	214,863
2,066	First Interstate BancSystem, Inc., Class A	79,665
2,371	First Merchants Corporation(b)	103,589

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 15.3% (Continued)
691	First Mid Bancshares, Inc.	$33,230
4,563	FNB Corporation(b)	87,062
196	FS Bancorp, Inc.	8,506
1,622	Fulton Financial Corporation	39,236
797	Glacier Bancorp, Inc. (b)	41,109
2,296	Hancock Whitney Corporation(b)	171,557
1,078	Hanmi Financial Corporation	34,927
1,426	Heritage Financial Corporation	42,238
613	Hilltop Holdings, Inc.	23,772
290	Home Bancorp, Inc.	19,871
2,189	Home BancShares, Inc.	62,496
739	HomeTrust Bancshares, Inc.	36,869
5,096	Huntington Bancshares, Inc.	90,352
1,618	Independent Bank Corporation (MA) (b)	135,459
739	Independent Bank Corporation (MI)	26,656
969	International Bancshares Corporation(b)	73,596
828	Midland States Bancorp, Inc.	25,784
1,053	National Bank Holdings Corporation, Class A	46,785
527	NBT Bancorp, Inc.	26,018
5,135	Northwest Bancshares, Inc.	77,847
1,487	OceanFirst Financial Corporation	29,041
3,798	Old National Bancorp(b)	98,368
3,280	Old Second Bancorp, Inc.	76,490
1,935	Peoples Bancorp, Inc.	74,323
806	Pinnacle Financial Partners, Inc.	81,309
1,440	Prosperity Bancshares, Inc.	105,163
1,707	Renasant Corporation(b)	72,616
243	Republic Bancorp, Inc., Class A	21,974
3,100	Republic First Bancorp, Inc.(a)	—
1,536	S&T Bancorp, Inc.	75,387
2,299	Seacoast Banking Corporation of Florida	76,442
240	Sierra Bancorp	9,782
1,260	SouthState Bank Corporation(b)	125,874
2,035	Stellar Bancorp, Inc.	80,016

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 15.3% (Continued)
1,177	Towne Bank	$42,654
787	TriCompany Bancshares	42,380
783	TrustCompany Bank Corporation	42,995
2,033	Trustmark Corporation	93,538
172	United Bancshares, Inc.	6,459
2,726	United Bankshares, Inc.	124,933
2,462	United Community Banks, Inc.	86,392
507	Unity Bancorp, Inc.	29,756
577	Univest Financial Corporation	25,244
6,780	Valley National Bancorp	99,327
1,274	Webster Financial Corporation	97,359
1,252	WesBanco, Inc.	48,866
639	Westamerica BanCorporation	37,490
4,684	Western Alliance Bancorp	385,025
2,406	WSFS Financial Corporation(b)	184,612
1,988	Zions Bancorp NA	137,550
		5,368,546
	BEVERAGES - 1.3%
1,840	Coca-Cola Consolidated, Inc. (b)	351,293
466	MGP Ingredients, Inc.	8,164
2,211	Molson Coors Beverage Company, Class B(b)	86,141
		445,598
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.9%
2,658	Alkermes PLC(a),(b)	139,266
1,326	Amphastar Pharmaceuticals, Inc.(a)	26,759
266	ANI Pharmaceuticals, Inc.(a)	22,019
2,094	Arrowhead Pharmaceuticals, Inc.(a)	170,682
950	BioMarin Pharmaceutical, Inc.(a)	54,359
2,628	Elanco Animal Health, Inc.(a),(b)	64,675
981	Exelixis, Inc.(a)	53,376
1,389	Halozyme Therapeutics, Inc.(a),(b)	108,717
1,009	Harmony Biosciences Holdings, Inc.(a),(b)	36,738
147	Innoviva, Inc.(a)	3,338
751	Jazz Pharmaceuticals PLC(a)	180,968

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	BIOTECH & PHARMACEUTICALS - 2.9% (Continued)
110	Ligand Pharmaceuticals, Inc., B(a),(b)	$34,770
2,472	Pacira BioSciences, Inc.(a),(b)	62,715
408	Prestige Consumer Healthcare, Inc.(a)	19,286
652	Supernus Pharmaceuticals, Inc.(a)	30,325
		1,007,993
	CABLE & SATELLITE - 0.5%
268	Cable One, Inc.(a),(b)	14,233
6,035	Sirius XM Holdings, Inc. (b)	178,274
		192,507
	CHEMICALS - 2.7%
1,362	AdvanSix, Inc.	27,077
905	Ashland, Inc.(b)	59,630
727	Avient Corporation(b)	26,870
1,104	Eastman Chemical Company	73,946
3,877	Ecovyst, Inc.(a)	48,269
1,542	Huntsman Corporation	16,376
964	Intrepid Potash, Inc.(a)	31,600
1,203	Koppers Holdings, Inc.	54,015
1,208	Minerals Technologies, Inc.	89,356
7,514	Mosaic Company (The)	159,222
276	NewMarket Corporation(b)	218,382
313	Quaker Chemical Corporation	49,726
292	Rogers Corporation(a)	47,809
684	Stepan Company	38,112
		940,390
	COMMERCIAL SUPPORT SERVICES - 2.4%
698	ABM Industries, Inc.	30,879
15,590	ADT, Inc.	101,335
954	AMN Healthcare Services, Inc.(a)	30,881
1,410	Aramark	80,229
2,869	BrightView Holdings, Inc.(a)	40,654
1,080	Brink’s Company (The)	102,049
962	CoreCivic, Inc.(a)	29,226
1,411	Deluxe Corporation	33,695

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.4% (Continued)
2,372	GEO Group, Inc. (The)(a)	$70,093
8,466	Kelly Services, Inc., Class A	103,962
535	Korn Ferry	35,620
1,408	ManpowerGroup, Inc.	47,548
520	UniFirst Corporation	137,519
		843,690
	CONSTRUCTION MATERIALS - 0.5%
2,871	Concrete Pumping Holdings, Inc.(a)	34,595
657	Simpson Manufacturing Company, Inc.	137,543
		172,138
	CONSUMER SERVICES - 1.4%
745	American Public Education, Inc.(a)	40,007
472	Carriage Services, Inc.	18,096
132	Graham Holdings Company, Class B	150,667
713	Matthews International Corporation, Class A	19,194
1,197	Perdoceo Education Corporation	38,304
2,611	Service Corporation International(b)	198,332
333	Strategic Education, Inc.	25,514
		490,114
	CONTAINERS & PACKAGING - 0.9%
1,789	Crown Holdings, Inc.(b)	200,046
436	Greif, Inc., Class A	32,478
2,818	O-I Glass, Inc.(a)	27,137
1,286	Silgan Holdings, Inc. (b)	59,657
		319,318
	ELECTRICAL EQUIPMENT - 2.0%
513	Acuity, Inc.	193,226
695	Atkore, Inc.(b)	52,848
257	Belden, Inc.	30,817
9,825	Hayward Holdings, Inc.(a)	170,071
676	Kimball Electronics, Inc.(a)	17,306
153	Littelfuse, Inc.	69,665
195	Preformed Line Products Company	80,059
947	Sensata Technologies Holding PLC	45,210

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	ELECTRICAL EQUIPMENT - 2.0% (Continued)
1,288	Vontier Corporation(b)	$37,352
		696,554
	ENGINEERING & CONSTRUCTION - 1.0%
666	Installed Building Products, Inc.	153,073
1,648	Mistras Group, Inc.(a)	28,791
414	Primoris Services Corporation	41,036
4,481	Tetra Tech, Inc.	129,456
151	Tutor Perini Corporation	12,528
		364,884
	ENTERTAINMENT CONTENT - 0.5%
3,066	AMC Global Media, Inc. (a),(b)	30,599
2,617	Paramount Skydance Corporation, Class B	25,803
602	Sphere Entertainment Company(a),(b)	104,164
		160,566
	FOOD - 1.8%
1,325	Cal-Maine Foods, Inc. (b)	106,742
2,117	Conagra Brands, Inc.	28,495
2,266	Darling Ingredients, Inc.(a)	123,769
1,052	Ingredion, Inc.	99,635
7,208	Krispy Kreme, Inc.(a)	25,444
556	Post Holdings, Inc.(a),(b)	49,072
30	Seaboard Corporation	133,930
312	Seneca Foods Corporation, Class A(a)	54,269
799	USANA Health Sciences, Inc.(a)	17,059
		638,415
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
477	Boise Cascade Company	37,030

	HEALTH CARE FACILITIES & SERVICES - 3.5%
3,160	Acadia Healthcare Company, Inc.(a),(b)	93,315
4,239	AdaptHealth Corporation(a)	44,170
198	Charles River Laboratories International, Inc.(a),(b)	44,904
363	Chemed Corporation	169,064
1,252	DaVita, Inc.(a)	278,545

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.5% (Continued)
6,374	GoodRx Holdings, Inc.(a)	$18,357
426	Henry Schein, Inc.(a)	35,580
570	National HealthCare Corporation(b)	120,475
1,184	Option Care Health, Inc.(a),(b)	24,829
4,302	Pediatrix Medical Group, Inc.(a)	108,970
8,573	Teladoc Health, Inc.(a)	72,699
308	U.S. Physical Therapy, Inc.	21,153
1,280	Universal Health Services, Inc., Class B	190,323
		1,222,384
	HOME & OFFICE PRODUCTS - 0.3%
7,992	ACCO Brands Corporation	33,246
1,185	HNI Corporation	47,886
1,282	MillerKnoll, Inc.(b)	26,230
		107,362
	HOME CONSTRUCTION - 2.3%
1,120	Beazer Homes USA, Inc.(a),(b)	31,416
1,152	Century Communities, Inc.	82,552
1,715	Forestar Group, Inc.(a)	54,280
621	Green Brick Partners, Inc.(a)	49,705
256	Hovnanian Enterprises, Inc., Class A(a)	36,457
857	Interface, Inc.	30,715
1,434	KB Home	89,754
426	LGI Homes, Inc.(a),(b)	27,128
663	M/I Homes, Inc.(a)	106,604
1,812	Masterbrand, Inc.(a)	18,645
834	Meritage Homes Corporation	69,931
906	Mohawk Industries, Inc.(a)	109,925
1,611	Taylor Morrison Home Corporation(a)	115,573
		822,685
	HOUSEHOLD PRODUCTS - 0.6%
2,504	Central Garden & Pet Company, Class A(a)	97,080
1,843	Edgewell Personal Care Company(b)	49,503
770	Spectrum Brands Holdings, Inc. (b)	66,028
		212,611

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.6%
189	Eastern Company (The)	$5,264
415	Gibraltar Industries, Inc.(a)	18,717
4,478	Hillman Solutions Corporation(a),(b)	37,794
466	Insteel Industries, Inc. (b)	14,073
388	Mueller Industries, Inc.	47,697
788	Park-Ohio Holdings Corporation	30,299
691	Proto Labs, Inc.(a)	56,324
485	Timken Company (The)	70,480
469	Valmont Industries, Inc.	270,894
		551,542
	INDUSTRIAL SUPPORT SERVICES - 1.3%
899	MSC Industrial Direct Company, Inc., Class A	106,936
3,738	Resideo Technologies, Inc.(a)	116,252
450	Rush Enterprises, Inc., Class A(b)	32,843
2,189	Titan Machinery, Inc.(a)	46,232
402	WESCO International, Inc.	138,863
		441,126
	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
1,110	Jefferies Financial Group, Inc.	55,478
610	Virtu Financial, Inc., Class A	36,338
		91,816
	INSURANCE - 6.4%
1,294	Assured Guaranty Ltd.	103,727
1,740	Axis Capital Holdings Ltd. (b)	186,946
6,748	Brighthouse Financial, Inc.(a)	427,148
1,169	CNO Financial Group, Inc.	59,596
2,063	Donegal Group, Inc., Class A	38,908
1,882	Employers Holdings, Inc.	95,003
4,269	F&G Annuities & Life, Inc.	113,513
916	Genworth Financial, Inc., Class A(a)	8,675

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	INSURANCE - 6.4% (Continued)
1,716	Global Indemnity Group, LLC, Class A	$42,900
1,535	Heritage Insurance Holdings, Inc.(a)	40,033
2,186	Horace Mann Educators Corporation	112,907
1,269	Jackson Financial, Inc.	129,933
1,848	Kemper Corporation	49,822
8,838	Lincoln National Corporation(b)	312,423
1,825	NMI Holdings, Inc., Class A(a)	74,989
179	Old Republic International Corporation	7,325
391	Safety Insurance Group, Inc.	29,270
2,849	Security National Financial Corporation, Class A(a)	27,607
824	Selective Insurance Group, Inc.	79,936
6,419	SiriusPoint Ltd.(a),(b)	154,056
246	Unico American Corporation(a)	—
2,961	United Fire Group, Inc.	155,275
		2,249,992
	INTERNET MEDIA & SERVICES - 0.7%
3,127	Angi, Inc.(a)	18,606
5,530	Bumble, Inc., Class A(a)	17,696
4,967	Lyft, Inc., Class A(a),(b)	72,568
2,679	People, Inc.(a)	123,662
		232,532
	LEISURE FACILITIES & SERVICES - 2.7%
10	Ark Restaurants Corporation(a)	59
128	Biglari Holdings, Inc.(a)	54,532
1,727	Boyd Gaming Corporation	152,546
441	Brinker International, Inc.(a)	74,088
4,060	Caesars Entertainment, Inc.(a)	122,531
911	Cheesecake Factory, Inc. (The) (b)	72,461
1,994	El Pollo Loco Holdings, Inc.(a)	33,818
714	Hilton Grand Vacations, Inc.(a),(b)	37,392
2,641	Marcus Corporation (The)	61,958
1,390	Marriott Vacations Worldwide Corporation	141,613
135	MGM Resorts International(a)	6,454
2,918	Penn Entertainment, Inc.(a)	62,328

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	LEISURE FACILITIES & SERVICES - 2.7% (Continued)
1,929	Portillo’s, Inc. - Series A(a),(b)	$9,143
419	RCI Hospitality Holdings, Inc.	11,447
1,742	Red Rock Resorts, Inc., Class A	113,335
		953,705
	LEISURE PRODUCTS - 1.2%
1,526	Acushnet Holdings Corporation(b)	180,877
512	Brunswick Corporation	43,131
481	Escalade, Inc.	9,033
652	Hasbro, Inc. (b)	53,849
255	LCI Industries	27,000
1,071	Thor Industries, Inc.	80,496
1,393	Winnebago Industries, Inc. (b)	43,517
		437,903
	MACHINERY - 3.9%
211	AGCO Corporation	25,257
80	Alamo Group, Inc. (b)	13,159
990	Donaldson Company, Inc.	88,872
1,790	Flowserve Corporation(b)	132,746
1,259	Gates Industrial Corporation PLC(a)	35,214
713	Helios Technologies, Inc.	63,635
3,688	Kennametal, Inc.	129,264
2,227	Manitowoc Company, Inc. (The)(a)	30,933
160	Middleby Corporation (The)(a)	27,522
670	Oshkosh Corporation(b)	102,832
1,119	Regal Rexnord Corporation(b)	266,535
504	Stanley Black & Decker, Inc.	47,437
2,138	Toro Company (The)	208,284
496	Watts Water Technologies, Inc., Class A	194,159
		1,365,849
	MEDICAL EQUIPMENT & DEVICES - 2.1%
2,410	AngioDynamics, Inc.(a)	31,354
1,437	Avanos Medical, Inc.(a)	35,753
299	Bio-Rad Laboratories, Inc., Class A(a)	87,789
317	CONMED Corporation	10,375

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.1% (Continued)
4,964	Dentsply Sirona, Inc.	$52,668
1,619	Enovis Corporation(a)	33,513
3,519	Envista Holdings Corporation(a)	92,726
152	ICU Medical, Inc.(a),(b)	22,283
2,932	Integra LifeSciences Holdings Corporation(a)	52,659
2,455	Neogen Corporation(a)	22,071
1,000	Omnicell, Inc.(a)	41,520
2,774	QIAGEN N.V.	108,463
1,015	QuidelOrtho Corporation(a)	17,778
873	Teleflex, Inc. (b)	110,662
83	Utah Medical Products, Inc.	5,725
2,518	Varex Imaging Corporation(a)	26,263
		751,602
	METALS & MINING - 1.0%
1,348	Alcoa Corporation	70,285
1,776	Constellium S.E.(a)	56,601
1,096	Core Natural Resources, Inc.	87,702
342	Kaiser Aluminum Corporation	66,905
1,927	Peabody Energy Corporation	44,552
54	Ramaco Resources, Inc., Class B(a)	459
3,406	SunCoke Energy, Inc.	27,418
		353,922
	OIL & GAS PRODUCERS - 5.7%
7,780	Antero Midstream Corporation	176,995
4,944	APA Corporation	161,026
1,850	California Resources Corporation	97,809
1,272	Chord Energy Corporation	145,390
1,180	CNX Resources Corporation(a),(b)	40,037
37,300	Crescent Energy Company, Class A	366,286
119	Gulfport Energy Corporation(a),(b)	20,194
1,161	HF Sinclair Corporation(b)	80,864
2,395	HighPeak Energy, Inc. (b)	16,741
1,701	Magnolia Oil & Gas Corporation, Class A(b)	43,511
3,042	Matador Resources Company	151,431

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	OIL & GAS PRODUCERS - 5.7% (Continued)
4,171	Murphy Oil Corporation	$135,808
3,709	Northern Oil & Gas, Inc. (b)	67,318
3,270	Par Pacific Holdings, Inc.(a)	183,382
2,804	Permian Resources Corporation	51,622
1,183	Riley Exploration Permian, Inc.	38,992
1,886	SandRidge Energy, Inc.	25,838
6,153	SM Energy Company	160,593
9,273	VAALCO Energy, Inc.	47,107
		2,010,944
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
2,138	Bristow Group, Inc.	88,342
1,515	DMC Global, Inc.(a)	8,802
3,318	Helix Energy Solutions Group, Inc.(a)	28,999
1,537	Helmerich & Payne, Inc. (b)	50,322
1,175	Liberty Energy, Inc., Class A(b)	30,773
810	Noble Corporation PLC(b)	30,213
3,956	NOV, Inc.	73,384
4,596	Patterson-UTI Energy, Inc. (b)	42,191
1,989	Ranger Energy Services, Inc.	31,844
3,549	RPC, Inc. (b)	20,691
		405,561
	PUBLISHING & BROADCASTING - 0.4%
11,313	Gray Media, Inc.	44,912
491	Nexstar Media Group, Inc. (b)	87,688
		132,600
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
3,755	Five Point Holdings, LLC(a)	19,789
501	Howard Hughes Holdings, Inc.(a)	35,816
1,167	Legacy Housing Corporation(a),(b)	30,657
		86,262
	REAL ESTATE SERVICES - 0.5%
1,904	Compass, Inc., Class A(a), (b)	23,476
3,910	Cushman & Wakefield Ltd.(a),(b)	52,355

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	REAL ESTATE SERVICES - 0.5% (Continued)
5,495	Newmark Group, Inc., Class A	$83,030
		158,861
	REIT - 0.1%
997	VICI Properties, Inc. (b)	26,470

	RENEWABLE ENERGY - 0.2%
369	EnerSys	86,280

	RETAIL - CONSUMER STAPLES - 1.0%
331	Five Below, Inc.(a)	59,511
1,715	Grocery Outlet Holding Corporation(a),(b)	17,116
1,554	Ingles Markets, Inc., Class A(b)	137,653
856	Natural Grocers by Vitamin Cottage, Inc.	26,553
1,480	Village Super Market, Inc., Class A	62,426
772	Weis Markets, Inc.	60,455
		363,714
	RETAIL - DISCRETIONARY - 5.7%
1,632	Academy Sports & Outdoors, Inc.	76,916
569	Advance Auto Parts, Inc. (b)	35,403
2,746	American Eagle Outfitters, Inc.	47,231
518	Asbury Automotive Group, Inc.(a),(b)	104,159
1,108	AutoNation, Inc.(a)	205,855
387	BlueLinx Holdings, Inc.(a)	23,948
421	Dillard’s, Inc., Class A(b)	222,465
6,699	Driven Brands Holdings, Inc.(a)	93,384
3,572	Ethan Allen Interiors, Inc.	79,799
376	Group 1 Automotive, Inc.	109,480
4,436	Kohl’s Corporation(b)	78,606
530	La-Z-Boy, Inc.	21,264
696	Lithia Motors, Inc., Class A(b)	202,181
5,637	Macy’s, Inc. (b)	132,751
1,526	MarineMax, Inc.(a),(b)	55,882
1,747	Monro, Inc.	29,891
648	Penske Automotive Group, Inc.	115,960

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	RETAIL - DISCRETIONARY - 5.7% (Continued)
3,987	Sally Beauty Holdings, Inc.(a),(b)	$56,376
1,068	Shoe Station Group, Inc.	15,838
684	Signet Jewelers Ltd.	58,961
479	Sonic Automotive, Inc., Class A(b)	40,614
1,875	Urban Outfitters, Inc.(a),(b)	132,863
874	Victoria’s Secret & Company(a)	72,962
		2,012,789
	SEMICONDUCTORS - 3.1%
1,111	Cirrus Logic, Inc.(a)	165,017
1,178	Diodes, Inc.(a)	128,920
477	Kulicke & Soffa Industries, Inc.	63,804
377	MKS, Inc.(b)	167,690
2,964	Photronics, Inc.(a),(b)	96,419
1,650	Qorvo, Inc.(a)	153,895
470	Silicon Laboratories, Inc.(a)	102,723
318	Skyworks Solutions, Inc. (b)	21,560
819	Ultra Clean Holdings, Inc.(a)	116,781
1,145	Veeco Instruments, Inc.(a),(b)	86,791
		1,103,600
	SOFTWARE - 1.4%
2,389	Adeia, Inc.	78,670
1,799	Bandwidth, Inc., Class A(a)	113,877
2,036	Concentrix Corporation(b)	45,616
622	Digi International, Inc.(a)	46,619
2,791	Mitek Systems, Inc.(a)	56,183
3,974	Veradigm, Inc.(a)	20,227
2,502	Ziff Davis, Inc.(a),(b)	131,030
		492,222
	SPECIALTY FINANCE - 3.7%
2,356	Bread Financial Holdings, Inc. (b)	255,273
871	Encore Capital Group, Inc.(a)	81,255
1,749	Essent Group Ltd. (b)	112,426
2,555	EZCORP, Inc., Class A(a),(b)	88,326
2,512	First American Financial Corporation	172,298

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	SPECIALTY FINANCE - 3.7% (Continued)
3,984	Happen, Inc.(a)	$82,628
4,113	MGIC Investment Corporation	115,987
610	PennyMac Financial Services, Inc. (b)	53,131
3,086	PRA Group, Inc.(a)	58,603
3,202	Radian Group, Inc.	120,619
1,368	Regional Management Corporation	56,362
781	Stewart Information Services Corporation	51,562
200	Willis Lease Finance Corporation(b)	45,760
		1,294,230
	STEEL - 0.2%
301	Commercial Metals Company	18,888
2,155	Ryerson Holding Corporation	53,034
		71,922
	TECHNOLOGY HARDWARE - 2.6%
477	Arrow Electronics, Inc.(a)	101,796
1,713	Avnet, Inc.	152,149
1,497	Benchmark Electronics, Inc.	147,709
499	CTS Corporation	32,530
434	Dolby Laboratories, Inc., Class A(b)	22,820
939	Knowles Corporation(a),(b)	38,950
872	NETGEAR, Inc.(a)	20,361
1,111	NetScout Systems, Inc.(a)	48,384
8,952	Ribbon Communications, Inc.(a),(b)	20,948
86	Sanmina Corporation(a)	21,765
172	TD SYNNEX Corporation	45,982
1,683	ViaSat, Inc.(a),(b)	151,150
2,161	Viavi Solutions, Inc.(a)	103,188
		907,732
	TECHNOLOGY SERVICES - 1.0%
674	Amdocs Ltd.	34,064
57	CACI International, Inc., Class A(a)	26,406
13,887	DXC Technology Company(a),(b)	122,900
435	Everforth, Inc.(a)	7,773

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	TECHNOLOGY SERVICES - 1.0% (Continued)
273	ICF International, Inc.	$19,891
162	Insight Enterprises, Inc.(a)	19,732
2,581	Kyndryl Holdings, Inc.(a)	29,191
470	Maximus, Inc.	25,267
4,841	Repay Holdings Corporation(a),(b)	20,332
509	V2X, Inc.(a)	37,951
		343,507
	TELECOMMUNICATIONS - 0.3%
1,327	ATN International, Inc.	35,152
1,986	Telephone and Data Systems, Inc.	73,502
		108,654
	TOBACCO & CANNABIS - 0.1%
971	Universal Corporation	50,657

	TRANSPORTATION & LOGISTICS - 3.7%
882	Alaska Air Group, Inc.(a),(b)	46,040
1,440	Allegiant Travel Company(a)	169,344
597	ArcBest Corporation(b)	85,693
1,272	Copa Holdings S.A., Class A	197,885
1,034	Covenant Logistics Group, Inc., Class A	45,682
1,875	Hub Group, Inc., Class A	82,106
7,404	JetBlue Airways Corporation(a)	42,425
769	Knight-Swift Transportation Holdings, Inc.	59,882
666	Landstar System, Inc.	137,736
1,336	Marten Transport Ltd.	23,180
712	Matson, Inc.(b)	136,868
299	Ryder System, Inc.	78,867
1,564	Schneider National, Inc., Class B	57,133
521	SkyWest, Inc.(a)	51,751
1,380	Werner Enterprises, Inc.	60,182
793	World Kinect Corporation	26,121
		1,300,895
	TRANSPORTATION EQUIPMENT - 0.7%
1,613	Allison Transmission Holdings, Inc.	181,850

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	TRANSPORTATION EQUIPMENT - 0.7% (Continued)
1,611	Greenbrier Companies, Inc. (The)	$78,955
		260,805
	WHOLESALE - CONSUMER STAPLES - 0.6%
1,060	Andersons, Inc. (The)	72,504
2,893	United Natural Foods, Inc.(a)	132,123
		204,627
	WHOLESALE - DISCRETIONARY - 0.9%
104	Acme United Corporation	4,963
470	ePlus, Inc.(b)	39,118
786	G-III Apparel Group Ltd. (b)	26,496
3,506	LKQ Corporation(b)	92,313
1,092	OPENLANE, Inc.(a)	45,034
491	PC Connection, Inc.	35,838
1,272	ScanSource, Inc.(a)	66,259
		310,021

	TOTAL COMMON STOCKS (Cost $28,330,177)	34,700,515

	RIGHTS — 0.0%(c)
	ASSET MANAGEMENT - 0.0%(c)
2,313	Investindustrial Advisors SpA - CVR(a),(d)	4,464

	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(c)
3,718	Resolute Forest Products, Inc. - CVR(a),(d)	8,961

	TOTAL RIGHTS (Cost $9,744)	13,425

	WARRANTS — 0.0%(c)
	TECHNOLOGY HARDWARE – 0.0%(c)
2,798	Xerox Holdings Corporation (Cost $11,944)(a),(d)	771

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value
	SHORT-TERM INVESTMENTS — 27.7%
	COLLATERAL FOR SECURITIES LOANED – 26.2%
9,199,635	Mount Vernon Liquid Assets Portfolio, 3.71%(e),(f)	$9,199,635

	MONEY MARKET FUNDS - 1.5%
526,893	First American Treasury Obligations Fund, Class X, 3.58%(f)	526,893

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,726,528)	9,726,528

	TOTAL INVESTMENTS - 126.5% (Cost $38,078,393)	$44,441,239
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.5)%	(9,321,850)
	NET ASSETS - 100.0%	$35,119,389

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $9,057,275.

(c)	Amount represents less than 0.05%.

(d)	Fair value was determined using significant unobservable inputs.

(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2026 is $9,199,635.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.8%
	EQUITY - 93.8%
37,289	Franklin FTSE Australia ETF	$1,255,073
24,217	Franklin FTSE Brazil ETF	518,486
74,493	Franklin FTSE Canada ETF(a)	3,834,155
122,989	Franklin FTSE China ETF(a)	2,510,574
84,886	Franklin FTSE Germany ETF(b)	2,733,108
50,368	Franklin FTSE India ETF	1,791,590
189,633	Franklin FTSE Japan ETF(a)	7,537,912
69,765	Franklin FTSE Russia ETF(a),(b),(c),(d),(e)	698
34,927	Franklin FTSE South Korea ETF(a)	2,307,976
35,164	Franklin FTSE Switzerland ETF	1,523,656
64,915	Franklin FTSE Taiwan ETF	6,850,480
101,156	Franklin FTSE United Kingdom ETF	3,569,795
7,377	iShares China Large-Cap ETF(a)	233,039
10,915	iShares MSCI Australia ETF(a)	307,366
68,129	iShares MSCI Brazil ETF	2,350,451
36,740	iShares MSCI Chile ETF(a)	1,458,578
3,009	iShares MSCI Denmark ETF	332,043
26,393	iShares MSCI France ETF(a)	1,199,034
40,610	iShares MSCI Hong Kong ETF	849,561
10,565	iShares MSCI Italy ETF(a)	625,871
31,059	iShares MSCI Mexico ETF(a)	2,337,811
18,292	iShares MSCI Netherlands ETF(a)	1,286,659
21,830	iShares MSCI Peru and Global Exposure ETF(a)	1,822,805
29,739	iShares MSCI South Africa ETF(a)	1,879,207
23,970	iShares MSCI South Korea ETF	4,839,543
39,158	iShares MSCI Spain ETF	2,325,594
14,011	iShares MSCI Sweden ETF(a)	700,270
5,685	iShares MSCI Taiwan ETF	617,448
17,796	iShares MSCI United Kingdom ETF(a)	821,107
6,249	JPMorgan BetaBuilders Canada ETF	621,151
	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,349,156)	59,041,041

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 35.2%
	COLLATERAL FOR SECURITIES LOANED - 29.7%
18,664,346	Mount Vernon Liquid Assets Portfolio, 3.71%(f),(g)	$18,664,346

	MONEY MARKET FUND - 5.5%
3,452,027	First American Treasury Obligations Fund, Class X, 3.58%(f)	3,452,027

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,116,373)	22,116,373

	TOTAL INVESTMENTS - 129.0% (Cost $66,465,529)	$81,157,414
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.0)%	(18,252,418)
	NET ASSETS - 100.0%	$62,904,996

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $18,264,273.

(b)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Non-income producing security.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Restricted security.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2026 is $18,664,346.

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
	EQUITY – 86.0%
8,999	iShares Russell 2000 ETF	$2,703,749
15,220	SPDR S&P Aerospace & Defense ETF	4,319,284
148,024	State Street Communication Services Select Sector SPDR ETF(a)	15,857,811
40,471	State Street Consumer Discretionary Select Sector SPDR ETF(a)	4,746,439
33,469	State Street Consumer Staples Select Sector SPDR ETF(a)	2,780,270
75,728	State Street Energy Select Sector SPDR ETF(a)	4,021,914
162,823	State Street Financial Select Sector SPDR ETF(a)	8,728,941
27,656	State Street Health Care Select Sector SPDR ETF	4,387,901
56,433	State Street Industrial Select Sector SPDR ETF(a)	10,453,085
42,311	State Street SPDR Portfolio S&P 500 Value ETF	2,572,086
70,752	State Street Technology Select Sector SPDR ETF(a)	13,479,671
106,276	State Street Utilities Select Sector SPDR ETF(a)	4,818,554
		78,869,705
	FIXED INCOME - 12.4%
44,584	JPMorgan Active Bond ETF	2,385,244
98,000	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	8,980,720
		11,365,964

	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,642,467)	90,235,669

	SHORT-TERM INVESTMENTS — 41.9%
	COLLATERAL FOR SECURITIES LOANED – 30.0%
27,568,415	Mount Vernon Liquid Assets Portfolio, 3.71%(b),(c)	27,568,415

	MONEY MARKET FUND - 11.9%
10,902,413	First American Treasury Obligations Fund, Class X, 3.58%(b)	10,902,413

	TOTAL SHORT-TERM INVESTMENTS (Cost $38,470,828)	38,470,828

	TOTAL INVESTMENTS - 140.3% (Cost $113,113,295)	$128,706,497
	LIABILITIES IN EXCESS OF OTHER ASSETS - (40.3)%	(36,983,196)
	NET ASSETS - 100.0%	$91,723,301

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $26,986,638.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2026 is $27,568,415.

See accompanying notes to financial statements.

Innealta Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2026

	Acclivity Small Cap		Dynamic International	Dynamic U.S.
	Value Fund		Opportunity Fund	Opportunity Fund
ASSETS
Investments in unaffiliated securities, at cost	$38,078,393		$61,676,448	$113,113,295
Investments in affiliated securities, at cost	—		4,789,081	—
Total Securities, at cost	$38,078,393		$66,465,529	$113,113,295
Investments in unaffiliated securities, at fair value	$44,441,239		$78,423,608	$128,706,497
Investments in affiliated securities, at fair value	—		2,733,806	—
Total Securities, at value	$44,441,239		$81,157,414	$128,706,497
Receivable for investments sold	—		168,418	—
Receivable for Fund shares sold	15,317		—	13,099
Receivable for securities lending income	503		32,174	5,053
Dividends and interest receivable	23,834		298,561	9,342
Receivable due from Advisor	61,200		—	—
Prepaid expenses and other assets	13,371		7,191	16,938
TOTAL ASSETS	44,555,464		81,663,758	128,750,929

LIABILITIES
Collateral on securities loaned (see note 4)	9,199,635		18,664,346	27,568,415
Payable for investments purchased	182,822		—	9,197,382
Payable for Fund shares redeemed	150		—	106,610
Investment advisory fees payable	—		55,253	85,097
Distribution (12b-1) fees payable	—		426	2,044
Payable to related parties	20,693		12,786	25,008
Accrued expenses and other liabilities	32,775		25,951	43,072
TOTAL LIABILITIES	9,436,075		18,758,762	37,027,628
NET ASSETS	$35,119,389		$62,904,996	$91,723,301

Net Assets Consist Of:
Paid in capital	$26,820,208		$44,614,456	$71,761,028
Accumulated earnings	8,299,181		18,290,540	19,962,273
NET ASSETS	$35,119,389		$62,904,996	$91,723,301

Net Asset Value Per Share:
Class I Shares:
Net Assets	$35,111,837		$60,789,035	$81,599,181
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,604,021		3,744,259	5,528,536
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.89		$16.24	$14.76

Class N Shares:
Net Assets	$7,552		$2,115,961	$10,124,120
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	341		129,974	685,629
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.17	(a)	$16.28	$14.77

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Innealta Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2026

	Acclivity Small Cap	Dynamic International	Dynamic U.S.
	Value Fund	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$267,289	$532,107	$579,331
Dividend income from affiliates	—	84,771	—
Interest	11,142	69,339	74,147
Securities Lending - Net of fees	4,234	223,208	32,041
TOTAL INVESTMENT INCOME	282,665	909,425	685,519

EXPENSES
Investment advisory fees	61,935	303,761	467,306
Distribution (12b-1) fees:
Class N	9	2,436	11,089
Administration fees	32,761	30,844	34,349
Transfer agent fees	17,160	15,507	24,129
Trustees’ fees	15,611	15,487	13,015
Legal fees	11,784	11,760	11,751
Third party administrative services fees	8,845	23,689	29,485
Audit fees	8,447	8,374	8,359
Fund accounting fees	8,292	14,207	26,435
Registration fees	6,641	8,754	12,020
Compliance officer fees	4,600	5,879	8,609
Shareholder reporting expense	3,036	6,694	10,930
Custody fees	2,639	2,829	5,575
Insurance expense	1,575	2,136	231
Other expenses	1,785	1,846	1,844
TOTAL EXPENSES	185,120	454,203	665,127
Less: Fees waived by the Adviser	(103,111)	(59,127)	(51,713)
NET EXPENSES	82,009	395,076	613,414
NET INVESTMENT INCOME	200,656	514,349	72,105

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from:
Unaffiliated investment transactions	1,181,893	2,323,279	6,148,674
Affiliated investment transactions	—	11,422	—
	1,181,893	2,334,701	6,148,674

Net change in unrealized appreciation/(depreciation) on:
Unaffiliated investments	3,774,034	5,195,445	(796,997)
Affiliated investments	—	(126,243)	—
	3,774,034	5,069,202	(796,997)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,955,927	7,403,903	5,351,677

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,156,583	$7,918,252	$5,423,782

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$200,656	$503,930
Net realized gain from investments	1,181,893	596,429
Net change in unrealized appreciation/(depreciation) of investments	3,774,034	(146,710)
Net increase in net assets resulting from operations	5,156,583	953,649

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	—	(1,232,813)
Class N	—	(243)
Net decrease in net assets from distributions to shareholders	—	(1,233,056)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	4,665,282	5,694,856
Net asset value of shares issued in reinvestment of distributions
Class I	—	937,850
Class N	—	242
Payments for shares redeemed
Class I	(3,608,753)	(15,493,613)
Class N	—	(7,345)
Net increase/(decrease) in net assets from shares of beneficial interest	1,056,529	(8,868,010)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	6,213,112	(9,147,417)

NET ASSETS
Beginning of Year/Period	28,906,277	38,053,694
End of Year/Period	$35,119,389	$28,906,277

SHARE ACTIVITY - CLASS I
Shares sold	228,528	320,254
Shares reinvested	—	50,368
Shares redeemed	(179,260)	(879,170)
Net increase/(decrease) in shares of beneficial interest outstanding	49,268	(508,548)

SHARE ACTIVITY - CLASS N
Shares reinvested	—	13
Shares redeemed	—	(419)
Net decrease in shares of beneficial interest outstanding	—	(406)

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$514,349	$1,500,438
Net realized gain from investment transactions	2,334,701	1,519,108
Distributions of realized gains from underlying investment companies	—	35,259
Net change in unrealized appreciation of investments	5,069,202	10,275,220
Net increase in net assets resulting from operations	7,918,252	13,330,025

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	—	(2,174,417)
Class N	—	(67,082)
Total distributions paid	—	(2,241,499)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	4,749,786	4,524,315
Class N	208,783	133,691
Net asset value of shares issued in reinvestment of distributions
Class I	—	1,789,684
Class N	—	49,884
Payments for shares redeemed
Class I	(6,394,317)	(23,776,553)
Class N	(138,757)	(429,451)
Net decrease in net assets from shares of beneficial interest	(1,574,505)	(17,708,430)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	6,343,747	(6,619,904)

NET ASSETS
Beginning of Year/Period	56,561,249	63,181,153
End of Year/Period	$62,904,996	$56,561,249

SHARE ACTIVITY - CLASS I
Shares sold	310,400	350,100
Shares reinvested	—	126,479
Shares redeemed	(414,531)	(1,896,019)
Net decrease in shares of beneficial interest outstanding	(104,131)	(1,419,440)

SHARE ACTIVITY - CLASS N
Shares sold	13,190	9,758
Shares reinvested	—	3,513
Shares redeemed	(8,988)	(32,844)
Net increase/(decrease) in shares of beneficial interest outstanding	4,202	(19,573)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$72,105	$503,480
Net realized gain from investment transactions	6,148,674	13,119,167
Net change in unrealized appreciation/(depreciation) of investments	(796,997)	2,328,137
Net increase in net assets resulting from operations	5,423,782	15,950,784

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	—	(15,197,608)
Class N	—	(1,315,768)
Total distributions paid	—	(16,513,376)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	5,922,025	11,132,048
Class N	2,279,673	2,032,115
Net asset value of shares issued in reinvestment of distributions
Class I	—	13,303,602
Class N	—	1,241,600
Payments for shares redeemed
Class I	(19,358,626)	(42,494,832)
Class N	(994,980)	(1,634,174)
Net decrease in net assets from shares of beneficial interest	(12,151,908)	(16,419,641)

TOTAL DECREASE IN NET ASSETS	(6,728,126)	(16,982,233)

NET ASSETS
Beginning of Year/Period	98,451,427	115,433,660
End of Year/Period	$91,723,301	$98,451,427

SHARE ACTIVITY - CLASS I
Shares sold	416,792	732,865
Shares reinvested	—	950,257
Shares redeemed	(1,368,295)	(2,820,416)
Net decrease in shares of beneficial interest outstanding	(951,503)	(1,137,294)

SHARE ACTIVITY - CLASS N
Shares sold	163,670	129,747
Shares reinvested	—	88,496
Shares redeemed	(69,912)	(107,818)
Net increase in shares of beneficial interest outstanding	93,758	110,425

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$18.59		$18.44	$18.63	$15.36	$16.76	$12.39
Activity from investment operations:
Net investment income (1)	0.13		0.28	0.23	0.23	0.22	0.25
Net realized and unrealized gain/(loss) on investments	3.17		0.67 (2)	0.90	3.23	(0.94)	4.53
Total from investment operations	3.30		0.95	1.13	3.46	(0.72)	4.78
Less distributions from:
Net investment income	—		(0.33)	(0.22)	(0.19)	(0.17)	(0.20)
Net realized gains	—		(0.47)	(1.10)	—	(0.51)	(0.21)
Total distributions	—		(0.80)	(1.32)	(0.19)	(0.68)	(0.41)
Net asset value, end of year/period	$21.89		$18.59	$18.44	$18.63	$15.36	$16.76
Total return (3)	17.75	% (7)	5.14%	5.68%	22.62%	(4.38)%	38.60%
Net assets, at end of year/period (000s)	$35,112		$28,900	$38,040	$27,965	$15,436	$10,648
Ratio of gross expenses to average net assets (4)(5)	1.16	% (8)	1.22%	1.04%	1.57%	1.99%	3.63%
Ratio of net expenses to average net assets (5)	0.52	% (8)	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets (5)(6)	1.26	% (8)	1.56%	1.20%	1.42%	1.38%	1.53%
Portfolio turnover rate	23	% (7)	57%	96%	56%	59%	60%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(3)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2026		December 31,	December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2025	2024		2023		2022	2021
Net asset value, beginning of year/period	$18.85		$18.68	$18.87		$15.52		$16.91	$12.37
Activity from investment operations:
Net investment income (1)	0.10		0.22	0.19		0.17		0.20	0.16
Net realized and unrealized gain/(loss) on investments	3.22		0.69 (2)	0.91		3.28		(0.92)	4.59
Total from investment operations	3.32		0.91	1.10		3.45		(0.72)	4.75
Less distributions from:
Net investment income	—		(0.27)	(0.19)		(0.10)		(0.16)	—
Net realized gains	—		(0.47)	(1.10)		—		(0.51)	(0.21)
Total distributions	—		(0.74)	(1.29)		(0.10)		(0.67)	(0.21)
Net asset value, end of year/period	$22.17		$18.85	$18.68		$18.87		$15.52	$16.91
Total return (3)	17.61	% (9)	4.87%	5.46	% (8)	22.31	% (8)	(4.35)%	38.40%
Net assets, at end of year/period (000s)	$8		$6	$14		$6		$11	$18 (6)
Ratio of gross expenses to average net assets (4)(5)	1.42	% (10)	1.42%	1.27%		1.85%		1.54%	3.88%
Ratio of net expenses to average net assets (5)	0.77	% (10)	0.73%	0.73%		0.73%		0.73%	0.73%
Ratio of net investment income to average net assets (5)(7)	1.01	% (10)	1.23%	0.99%		1.07%		1.25%	1.28%
Portfolio turnover rate	23	% (9)	57%	96%		56%		59%	60%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(3)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents actual net assets.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$14.23		$11.67	$12.20	$11.26	$13.18	$13.16
Activity from investment operations:
Net investment income (1)	0.13		0.35	0.30	0.29	0.14	0.12
Net realized and unrealized gain/(loss) on investments	1.88		2.79	0.00 (6)	0.94	(1.92)	0.02
Total from investment operations	2.01		3.14	0.30	1.23	(1.78)	0.14
Less distributions from:
Net investment income	—		(0.39)	(0.44)	(0.29)	(0.14)	(0.12)
Net realized gains	—		(0.19)	(0.39)	—	—	—
Total distributions	—		(0.58)	(0.83)	(0.29)	(0.14)	(0.12)
Net asset value, end of year/period	$16.24		$14.23	$11.67	$12.20	$11.26	$13.18
Total return (2)	14.13	% (7)	26.95%	2.47%	10.95%	(13.47)%	1.05%
Net assets, at end of year/period (000s)	$60,789		$54,764	$61,478	$102,227	$87,534	$104,565
Ratio of gross expenses to average net assets (3)(4)	1.49	% (8)	1.43%	1.35%	1.34%	1.36%	1.34%
Ratio of net expenses to average net assets (4)	1.29	% (8)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	1.70	% (8)	2.66%	2.42%	2.46%	1.17%	0.91%
Portfolio turnover rate	22	% (7)	98%	72%	62%	115%	54%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$14.29		$11.72	$12.24	$11.28	$13.21	$13.18
Activity from investment operations:
Net investment income (1)	0.12		0.32	0.27	0.12	0.12	0.09
Net realized and unrealized gain/(loss) on investments	1.87		2.80	0.01	1.07	(1.93)	0.02
Total from investment operations	1.99		3.12	0.28	1.19	(1.81)	0.11
Less distributions from:
Net investment income	—		(0.36)	(0.41)	(0.23)	(0.12)	(0.08)
Net realized gains	—		(0.19)	(0.39)	—	—	—
Total distributions	—		(0.55)	(0.80)	(0.23)	(0.12)	(0.08)
Net asset value, end of year/period	$16.28		$14.29	$11.72	$12.24	$11.28	$13.21
Total return (2)	13.93	% (6)	26.62%	2.25%	10.61%	(13.72)%	0.86%
Net assets, at end of year/period (000s)	$2,116		$1,797	$1,703	$2,659	$8,418	$9,217
Ratio of gross expenses to average net assets (3)(4)	1.74	% (7)	1.68%	1.61%	1.61%	1.61%	1.59%
Ratio of net expenses to average net assets (4)	1.54	% (7)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	1.51	% (7)	2.46%	2.16%	1.01%	0.99%	0.65%
Portfolio turnover rate	22	% (6)	98%	72%	62%	115%	54%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$13.92		$14.25	$15.63	$13.60	$15.08	$13.71
Activity from investment operations:
Net investment income (1)	0.01		0.07	0.22	0.12	0.12	0.01
Net realized and unrealized gain/(loss) on investments	0.83		2.27	1.12	2.06	(1.25)	2.18
Total from investment operations	0.84		2.34	1.34	2.18	(1.13)	2.19
Less distributions from:
Net investment income	—		(0.09)	(0.25)	(0.15)	(0.11)	(0.01)
Net realized gains	—		(2.58)	(2.47)	—	(0.24)	(0.81)
Total distributions	—		(2.67)	(2.72)	(0.15)	(0.35)	(0.82)
Net asset value, end of year/period	$14.76		$13.92	$14.25	$15.63	$13.60	$15.08
Total return (2)	6.03	% (6)	16.27%	8.62%	16.05%	(7.50)%	16.19%
Net assets, at end of year/period (000s)	$81,599		$90,199	$108,561	$106,992	$116,352	$97,667
Ratio of gross expenses to average net assets (3)(4)	1.40	% (7)	1.34%	1.33%	1.33%	1.35%	1.36%
Ratio of net expenses to average net assets (4)	1.29	% (7)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.17	% (7)	0.49%	1.36%	0.83%	0.83%	0.04%
Portfolio turnover rate	30	% (6)	259%	131%	70%	184%	95%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$13.94		$14.27	$15.65	$13.62	$15.09	$13.74
Activity from investment operations:
Net investment income/(loss) (1)	—	(8)	0.04	0.17	0.08	0.08	(0.03)
Net realized and unrealized gain/(loss) on investments	0.83		2.26	1.12	2.06	(1.23)	2.19
Total from investment operations	0.83		2.30	1.29	2.14	(1.15)	2.16
Less distributions from:
Net investment income	—		(0.05)	(0.20)	(0.11)	(0.08)	—
Net realized gains	—		(2.58)	(2.47)	—	(0.24)	(0.81)
Total distributions	—		(2.63)	(2.67)	(0.11)	(0.32)	(0.81)
Net asset value, end of year/period	$14.77		$13.94	$14.27	$15.65	$13.62	$15.09
Total return (2)	5.95	% (6)	15.98%	8.32%	15.73%	(7.66)%	15.92%
Net assets, at end of year/period (000s)	$10,124		$8,252	$6,873	$8,146	$10,375	$10,739
Ratio of gross expenses to average net assets (3)(4)	1.65	% (7)	1.59%	1.58%	1.58%	1.60%	1.62%
Ratio of net expenses to average net assets (4)	1.55	% (7)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/(loss) to average net assets (4)(5)	(0.04	)% (7)	0.27%	1.05%	0.58%	0.55%	(0.21)%
Portfolio turnover rate	30	% (6)	259%	131%	70%	184%	95%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

(8)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2026

1.	ORGANIZATION

The Acclivity Small Cap Value Fund (“ASCVF”), Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. ASCVF’s inception date was December 31, 2018, and it commenced operations on January 2, 2019. DIOF and DUOF each commenced operations on December 30, 2011. DIOF and DUOF are each a “fund of funds” in that each Fund will generally invest in other investment companies. Each Fund seeks long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Principal Financial Officer of the Trust. The Funds operate as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for each Fund’s assets measured at fair value:

ASCVF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$34,700,515	$—	$—	$34,700,515
Rights	—	—	13,425	13,425
Warrants	—	—	771	771
Short-Term Investments	9,726,528	—	—	9,726,528
Total	$44,427,043	$—	$14,196	$44,441,239

DIOF
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$59,041,041	$—	$—	$59,041,041
Short-Term Investments	22,116,373	—	—	22,116,373
Total	$81,157,414	$—	$—	$81,157,414

DUOF
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$90,235,669	$—	$—	$90,235,669
Short-Term Investment	38,470,828	—	—	38,470,828
Total	$128,706,497	$—	$—	$128,706,497

*	See each Fund’s Schedule of Investments for classification.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for ASCVF:

	Investindustrial	Resolute Forest	Xerox Holdings
	Advisors SpA - CVR	Products, Inc. - CVR	Corporation
Beginning Balance	$—	$8,328	$—
Cost of Purchases	4,464	—	11,947
Proceeds from Sales	—	—	—
Net Realized Gain/(Loss)	—	—	(2)
Change in Unrealized
Appreciation/(Depreciation)	—	633	(11,174)
Ending Balance	$4,464	$8,961	$771

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2024, or expected to be taken in each Fund’s December 31, 2025 tax returns.

The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
ASCVF	$8,172,456	$7,166,992
DIOF	12,517,981	14,609,579
DUOF	27,584,181	41,837,845

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. A Fund’s securities lending income, net of fees, is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by the Funds. The Funds have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of June 30, 2026.

				Gross Amounts not Offset in the Statements of Assets and Liabilities
	Gross Amount of Recognized Assets	Gross Amounts offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
ASCVF	$9,119,635	$—	$9,119,635	$9,119,635	$—	$9,119,635
DIOF	$18,664,346	$—	$8,664,346	$18,664,346	$—	$18,664,346
DUOF	$27,568,415	$—	$27,568,415	$27,568,415	$—	$27,568,415

The following table breaks out the holdings pledged as collateral as of June 30, 2026:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous

ASCVF
Mount Vernon Liquid Assets Portfolio	$9,119,635
$9,119,635

DIOF
Mount Vernon Liquid Assets Portfolio	$18,664,346
$18,664,346

DUOF
Mount Vernon Liquid Assets Portfolio	$27,568,415
$27,568,415

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the following annual rates of such Fund’s average daily net assets:

ASCVF	0.39%
DIOF	1.00%
DUOF	1.00%

For the six months ended June 30, 2026, the Adviser earned the following:

ASCVF	$ 61,935
DIOF	303,761
DUOF	467,306

Effective April 30, 2026, pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2027, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the following:

	Class I	Class N
ASCVF	0.58%	0.83%
DIOF	1.39%	1.64%
DUOF	1.39%	1.64%

Prior to April 30, 2026 the Adviser agreed to waive a portion of its advisory fee and agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) did not exceed the following:

	Class I	Class N
ASCVF	0.48%	0.73%
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

For the six months ended June 30, 2026, the Adviser waived the following expenses:

ASCVF	$ 103,111
DIOF	59,127
DUOF	51,713

The following amounts subject to recapture pursuant to the aforementioned conditions expire as follows:

	12/31/2026	12/31/2027	12/31/2028
ASCVF	$206,945	$193,322	$238,577
DIOF	$102,045	$104,603	$107,505
DUOF	$117,206	$114,855	$108,543

As of December 31, 2025, $182,812, $120,203, and $126,906 in waived advisory fees expired unrecouped for ASCVF, DIOF and DUOF, respectively.

Distributor - The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2026, pursuant to the Class N Plan, ASCVF, DIOF and DUOF paid $9, $2,436 and $11,089 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

6.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions for DIOF during the six months ended June 30, 2026 with affiliated companies are as follows:

						Change in
						Unrealized
		Value-Beginning			Net Realized	Appreciation/	Value-End of	Shares-End of
CUSIP	Description	of Year/Period	Purchases	Sales Proceeds	Gain	(Depreciation)	Year	Year/Period	Dividend Income
35473P785	Franklin FTSE Germany ETF	$2,906,942	$—	$(59,013)	$11,422	$(126,243)	$2,733,108	84,886	$84,771
35473P728	Franklin FTSE Russia ETF	698	—	—	—	—	698	69,765	—
	Total	$2,907,640			$11,422	$(126,243)	$2,733,806		$84,771

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
ASCVF	$38,083,394	$8,698,766	$(2,340,921)	$6,357,845
DIOF	66,929,902	17,009,334	(2,781,822)	14,227,512
DUOF	116,081,165	12,677,476	(52,144)	12,625,332

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2025 and December 31, 2024, and were as follows:

For the period ended December 31, 2025:

Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Tax-Exempt Income	Total
ASCVF	$1,197,027	$36,029	$—	$—	$1,233,056
DIOF	1,702,629	538,870	—	—	2,241,499
DUOF	1,722,728	14,790,648	—	—	16,513,376

For the period ended December 31, 2024:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
ASCVF	$874,538	$1,724,760	$—	$—	$2,599,298
DIOF	2,287,944	2,089,513	—	—	4,377,457
DUOF	2,822,304	16,343,005	—	—	19,165,309

As of December 31, 2025, the components of accumulated earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss
Acclivity Small Cap Value Fund	$—	$474	$558,313	$—
Dynamic International Opportunity Fund	—	83,923	1,130,055	—
Dynamic U.S. Opportunity Fund	—	1,116,162	—	—

Portfolio	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Acclivity Small Cap Value Fund	$—	$—	$2,583,811	$3,142,598
Dynamic International Opportunity Fund	—	—	9,158,310	10,372,288
Dynamic U.S. Opportunity Fund	—	—	13,422,329	14,538,491

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and C-Corporation return of capital distributions.

Permanent book and tax differences, primarily attributable to the prior year tax return updates, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2025, as follows:

Portfolio	Paid In Capital	Accumulated Earnings (Losses)
ASCVF	$(7,419)	$7,419
DIOF	(850)	850
DUOF	—	—

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, beneficial ownership in excess of 25% for the Funds is as follows:

	Beneficial Owner	% of Outstanding Shares
ASCVF	Charles Schwab & Co.	28.4%
	NFS	28.1%

DIOF	LPL Financial	47.2%
	NFS	29.1%

DUOF	NFS	28.8%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Innealta Funds
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISER
Innealta Capital, LLC
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/4/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/4/26

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	9/4/26